FINANCIAL RISK FACTORS	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK FACTORS

NOTE 8 - FINANCIAL RISK FACTORS:

ECL and their measurement

ECL are measured as the unbiased probability-weighted present value of all cash shortfalls over the expected life of each financial asset. For receivables from financial services, ECL are mainly calculated with a statistical model using three major risk parameters: probability of default, loss given default and exposure at default. The estimation of these risk parameters incorporates all available relevant information, not only historical and current loss data, but also reasonable and supportable forward-looking information reflected by the future expectation factors. This information includes macroeconomic factors (e.g., gross domestic product growth, unemployment rate, cost performance index) and forecasts of future economic conditions. For receivables from financial services, these forecasts are performed using a scenario analysis (base case, adverse and optimistic scenarios).

As of September 30, 2024, and December 31, 2023, ECL for trade and other account receivables are not material, and as such are not disclosed, in accordance with IFRS 9.